Note 13 - Flow-through Share Premium Liability (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of flow-through shares [text block]
	Flow-through funding (expenditures)	Flow-through premium liability
Balance at December 31, 2023	$1,223	$544
Flow-through eligible expenditures	(1,223)	(544)
Flow-through funds raised	5,001	2,022
Flow-through eligible expenditures	(2,666)	(1,078)
Balance at December 31, 2024	$2,335	$944
Flow-through eligible expenditures	(2,335)	(944)
Flow-through funds raised	21,080	1,246
Flow-through eligible expenditures	(4,259)	(456)
Balance at December 31, 2025	$16,821	$790